Commitments and Contingencies - Schedule of Future Minimum Payments under Non-cancelable Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Schedule Of Future Minimum Payments Under Non Cancelable Operating Leases [Abstract]
2022		$ 2,822	$ 2,861
2023			2,895
2024			2,969
2025			3,042
2026			3,116
Thereafter			73,531
Total	$ 30,463	$ 88,375	$ 88,414